Marketable Securities (Tables)	6 Months Ended
Jun. 30, 2021
Categories of current financial assets [abstract]
Summary of Marketable Securities
The composition of the portfolio is specified in the following table
.

	June 30, 2021		December 31, 2020
	Carrying amount	Fair value	Carrying amount	Fair value
	(EUR’000)
Marketable securities
U.S. Treasury bills	—	—	46,243	46,245
U.S. Government bonds	85,049	85,049	62,088	62,101
Commercial papers	8,832	8,833	10,583	10,581
Corporate bonds	144,830	144,734	121,282	121,234
Agency bonds	18,076	18,077	9,362	9,369

Total marketable securities	256,787	256,693	249,558	249,530

Classified based on maturity profiles
Non-current assets	90,693	90,623	115,280	115,277
Current assets	166,094	166,070	134,278	134,253

Total marketable securities	256,787	256,693	249,558	249,530

Specified by rate structure
Fixed rate	231,342	231,249	175,757	175,732
Floating rate	16,613	16,611	16,975	16,972
Zero-coupon	8,832	8,833	56,826	56,826

Total marketable securities	256,787	256,693	249,558	249,530

Specified by investment grade credit rating
Prime	6,398	6,398	7,716	7,714
High grade	127,690	127,678	142,339	142,352
Upper medium grade	119,785	119,706	99,503	99,464
Lower medium grade	2,914	2,911	—	—

Total marketable securities	256,787	256,693	249,558	249,530